Capital and Risk Management - Sumamry of Carrying Values of Financial Liabilities And Contratual Undiscounted Cash Flows (Detail) - CAD ($)	Sep. 30, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank indebtedness, Carrying Amount		$ 3,460,109		$ 976,779
Trade payables and accrued liabilities, Carrying Amount	$ 13,006,686	12,421,309		12,924,256
Loans and borrowings, Carrying Amount	26,882,342	13,215,601	[1],[2]	13,152,300	[2]
Lease liabilities, Carrying Amount	7,483,564	1,045,472
2019 Debentures, Carrying Amount	23,457,500	22,185,170		0
2021 Debentures, Carrying Amount	89,315	110,540		19,534,988
Warrant liabilities, Carrying Amount	840,518	8,880,038		710,924
Business acquisition payable, Carrying Amount	1,093,021	1,398,972		1,594,297
Other liabilities, Carrying Amount				6,236,415
Financial Liabilities	75,446,017	62,104,815		59,689,267
Liquidity risk [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank indebtedness, Carrying Amount		3,460,109	[3]	976,779
Trade payables and accrued liabilities, Carrying Amount		12,421,309		12,924,256
Loans and borrowings, Carrying Amount				13,152,300
Lease liabilities, Carrying Amount		1,045,472	[4]	3,945,076
2021 Debentures, Carrying Amount				710,924
Warrant liabilities, Carrying Amount		8,880,038	[5]	2,439,529
Business acquisition payable, Carrying Amount		1,398,972
Other liabilities, Carrying Amount				6,236,415
Financial Liabilities		62,717,211		59,920,267
Bank indebtedness, Undiscounted Contractual Cash Flows		3,460,109	[3]	976,779
Trade payables and accrued liabilities, Undiscounted Contractual Cash Flows		12,421,309		12,924,256
Loans and Borrowings,undiscounted contractual cash flows		12,549,820	[1]	15,662,551
Lease liabilities, Undiscounted Contractual Cash Flows		1,235,028	[4]	4,886,331
Warrant Liability,Undiscounted Contractual Cash Flows		709,835	[5]	710,924
Business Acquisition Payable,Undiscounted Contractual Cash Flows		1,398,972		2,439,529
Other Liabilities,Undiscounted Contractual Cash Flows				6,236,415
Non-derivative financial liabilities, undiscounted cash flows		56,516,156		70,817,190
Liquidity risk [member] | 2019 Debentures
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
2019 Debentures, Carrying Amount		22,185,170		19,534,988
Loans And Debentures Issued,Undiscounted Contractual Cash Flows		24,630,375		26,980,405
Liquidity risk [member] | 2021 Debentures
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
2021 Debentures, Carrying Amount		110,540
Loans And Debentures Issued,Undiscounted Contractual Cash Flows		110,708
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and accrued liabilities, Carrying Amount	$ 13,006,686	12,421,309
Less than 1 year | Liquidity risk [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank indebtedness, Undiscounted Contractual Cash Flows		3,460,109	[3]	976,779
Trade payables and accrued liabilities, Undiscounted Contractual Cash Flows		12,421,309		12,924,256
Loans and Borrowings,undiscounted contractual cash flows		11,763,697	[1]	4,248,351
Lease liabilities, Undiscounted Contractual Cash Flows		521,506	[4]	1,131,528
Warrant Liability,Undiscounted Contractual Cash Flows		709,835	[5]	710,924
Business Acquisition Payable,Undiscounted Contractual Cash Flows		1,398,972		1,594,297
Other Liabilities,Undiscounted Contractual Cash Flows				6,003,838
Non-derivative financial liabilities, undiscounted cash flows		54,913,438		29,940,723
Less than 1 year | Liquidity risk [member] | 2019 Debentures
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans And Debentures Issued,Undiscounted Contractual Cash Flows		24,630,375		2,350,750
Less than 1 year | Liquidity risk [member] | 2021 Debentures
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans And Debentures Issued,Undiscounted Contractual Cash Flows		7,635
1 - 2 years | Liquidity risk [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans and Borrowings,undiscounted contractual cash flows		786,123	[1]	2,617,443
Lease liabilities, Undiscounted Contractual Cash Flows		534,241	[4]	939,108
Business Acquisition Payable,Undiscounted Contractual Cash Flows				845,232
Other Liabilities,Undiscounted Contractual Cash Flows				232,577
Non-derivative financial liabilities, undiscounted cash flows		1,423,437		29,264,015
1 - 2 years | Liquidity risk [member] | 2019 Debentures
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans And Debentures Issued,Undiscounted Contractual Cash Flows				24,629,655
1 - 2 years | Liquidity risk [member] | 2021 Debentures
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans And Debentures Issued,Undiscounted Contractual Cash Flows		103,073
> 2 years | Liquidity risk [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans and Borrowings,undiscounted contractual cash flows				8,796,757
Lease liabilities, Undiscounted Contractual Cash Flows		179,281	[4]	2,815,695
Non-derivative financial liabilities, undiscounted cash flows		$ 179,281		$ 11,612,452

[1]	Includes term loan with a carrying value of $9,275,683 classified as current due to covenant breach. Assuming term loan is repaid in accordance with agreement to maturity, the undiscounted contractual cash flows for loans and borrowings would be $2,933,739, $5,472,193, and $4,143,888 , respectively for the periods presented above.
[2]	Note 30(b) includes the reconciliation of movements of liabilities to cash flows arising from financing activities.
[3]	No contractual maturity. Excludes interest charged on facility as detailed in Note 13.
[4]	Variable costs due under leases not included in this amount. Minimum payment related to leases which have not yet commenced are not included in this amount. See Note 29.
[5]	Majority of liability will be settled by issuing common shares of the Company when warrants are exercised during the year. The remaining amount may be settled in cash or common shares of Agnity (Note 15).